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       Investments(R)

Pioneer
Global Health Care
Fund

SEMIANNUAL REPORT 2/28/01

Table of Contents
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Letter from the President                                                      1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                6

Schedule of Investments                                                        9

Financial Statements                                                          12

Notes to Financial Statements                                                 18

Trustees, Officers and Service Providers                                      23

Retirement Plans from Pioneer                                                 24

Programs and Services for Pioneer Shareowners                                 26

Pioneer Global Health Care Fund

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LETTER FROM THE PRESIDENT 2/28/01
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

We are pleased to present the first report for Pioneer Global Health Care Fund, which covers the initial two months of investment operations, ending February 28, 2001.

We live in an age in which technological advances and globalization of the world's economies are creating important investment opportunities. These new opportunities can be found in markets throughout the world, especially in companies in key industries at the center of global economic growth. We launched this Fund to give investors a distinctive opportunity to benefit from the advances in one of those areas, the health care industry.

In managing this Fund, we draw upon Pioneer's strengths and resources as an international organization that emphasizes independent, fundamental research and a team approach to portfolio management. The Fund will bring together the analytical and portfolio expertise of 150 investment professionals in Boston, Dublin, Milan, Warsaw, and Madras.

We believe a sector fund such as this can be an important part of an investor's properly diversified portfolio. While the Fund offers the potential for significant long-term capital growth, it also carries added risks because it is not as diversified as mutual funds that invest in a variety of issuers and industries. We recommend that investors consult their financial advisors for assistance in evaluating what portion of their personal portfolios should be allocated to sector funds.

I encourage you to read the pages that follow, including the Portfolio Management Discussion, where the Fund's investment approach is reviewed. If you have questions, please contact your investment professional, or Pioneer at 1-800-225-6292.

Respectfully,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.


                                                                               1
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Pioneer Global Health Care Fund

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PORTFOLIO SUMMARY 2/28/01
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Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Tabular description of Pie Chart]

U.S. Common Stocks            72%
International Common Stocks   24%
Depositary Receipts            4%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[Tabular description of Bar Chart]

United States                 71.7%
Germany                        6.8%
France                         4.9%
Canada                         4.4%
United Kingdom                 3.6%
Ireland                        2.6%
Switzerland                    2.4%
Israel                         1.8%
Australia                      1.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1. Pfizer, Inc.                                                        5.16%
 2. American Home Products Corp.                                        4.72
 3. Human Genome Sciences, Inc.                                         4.20
 4. Scios, Inc.                                                         3.69
 5. Bristol-Myers Squibb Co.                                            3.63
 6. Baxter International, Inc.                                          3.52
 7. Biogen, Inc.                                                        3.42
 8. OSI Pharmaceuticals, Inc.                                           3.33
 9. Abbott Laboratories                                                 3.27
10. Merck & Co., Inc.                                                   3.06

Fund holdings will vary for other periods.


2
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Pioneer Global Health Care Fund

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PERFORMANCE UPDATE 2/28/01                                        CLASS A SHARES
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Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                      2/28/01       12/29/00
                               $9.37         $10.00

Distributions per Share        Income        Short-Term        Long-Term
(12/29/00 - 2/28/01)           Dividends     Capital Gains     Capital Gains
                                   -              -                 -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Health Care Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Health Care Index.

Cumulative Total Returns
(As of February 28, 2001)

                Net Asset   Public Offering
Period            Value         Price*
Life of Fund
(12/29/00)       -6.30%        -11.69%

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[Tabular description of Line Chart]

Growth of $10,000

           Pioneer Global   MSCI World
            Health Care     Health Care
               Fund*           Index

12/00           9424          10000
1/01            9123           9199
2/01            8831           9234

The MSCIWorld Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


                                                                               3
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Pioneer Global Health Care Fund

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PERFORMANCE UPDATE 2/28/01                                        CLASS B SHARES
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Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                      2/28/01       12/29/00
                               $9.36         $10.00

Distributions per Share        Income        Short-Term        Long-Term
(12/29/00 - 2/28/01)           Dividends     Capital Gains     Capital Gains
                                   -              -                 -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Health Care Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Health Care Index.

Cumulative Total Returns
(As of February 28, 2001)

                 If         If
Period          Held     Redeemed*
Life-of-Fund
(12/29/00)      -6.40%    -10.14%

* Reflects deduction of the maximum appli cable contingent deferred sales charge (CDSC) at the end of the period and assumes rein vestment of distributions. The maximum CDSC of 4% declines over six years.

[Tabular description of Line Chart]

Growth of $10,000

           Pioneer Global   MSCI World
             Health Care    Health Care
                Fund*          Index

12/00          10000          10000
1/01            9680           9199
2/01            8986           9234

The MSCIWorld Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


4
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Pioneer Global Health Care Fund

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PERFORMANCE UPDATE 2/28/01                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                      2/28/01       12/29/00
                               $9.38         $10.00

Distributions per Share        Income        Short-Term        Long-Term
(12/29/00 - 2/28/01)           Dividends     Capital Gains     Capital Gains
                                   -              -                 -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Health Care Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Health Care Index.

Cumulative Total Returns
(As of February 28, 2001)

                 If         If
Period          Held     Redeemed*
Life-of-Fund
(12/29/00)      -6.20%     -7.14%

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[Tabular description of Line Chart]

Growth of $10,000

           Pioneer Global   MSCI World
             Health Care    Health Care
                Fund*          Index

12/00          10000          10000
1/01            9690           9199
2/01            9286           9234

The MSCIWorld Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


                                                                               5
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Pioneer Global Health Care Fund

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PORTFOLIO MANAGEMENT DISCUSSION 2/28/01
--------------------------------------------------------------------------------

In the following discussion, Pavlos Alexandrakis, a member of the Fund's team who is responsible for monitoring the portfolio and implementing team decisions, reviews the factors that influenced the Fund's portfolio from its inception through February 28, 2001. Pavlos works with a team of managers and health care analysts based in Dublin and Boston.

Q. Since this is the Fund's first report to shareowners, would you describe how you built the initial portfolio?

A. There were three strategic decisions that helped shape the Fund's portfolio. The first was to place strong emphasis on health care companies in the United States. At least for now, U.S. companies offer the most attractive opportunities, both in the case of pharmaceutical manufacturers and among biotechnology companies. At the end of February, the Fund's U.S. stocks represented 71.7% of the portfolio, well above the 51.8% U.S. component of the MSCI World Health Care Index, the Fund's benchmark. The Fund had a 20.3% weighting in Europe, one holding in Australia and one in Israel. The balance of the Fund's assets were in cash.

      We also approached the volatile biotech sector cautiously, underweighting the portfolio in comparison to our peers. This underweighting shielded the Fund from much of the weakness that the sector has recently undergone.

      Finally, we maintained a higher cash position than is typical for a Fund of this kind. These extra reserves allowed us to deploy cash opportunistically, adding to existing holdings or establishing new positions when prices fell.

Q.    How did the Fund perform during its first months of operation?

A. Our investment team's strategic decisions resulted in good relative performance from the Fund's inception through February 28, 2001. Class A, B and C shares declined 6.30%, 6.40% and 6.20%, respectively, at net asset value. However, this was a more favorable outcome than the 7.66% drop suffered by the benchmark index during the period.


6
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Pioneer Global Health Care Fund

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Q.    Which stocks helped or hindered performance during this period?

A. As a group, the larger pharmaceutical companies held up well, falling comparatively little during recent market declines. Companies like Pfizer, Merck, Novartis and GlaxoSmithKline all have strong market presence, established products and a stream of earnings that extends well into the future. Weakness in biotech hurt performance. Despite the obvious potential, investors were uncomfortable owning shares in companies with no near-term prospect of significant earnings, especially during a period of economic stress. A perceived association with the collapsing "new-economy" technology sector was another negative for the group. However, lower prices created opportunities to expand our position in Human Genome Sciences, a pioneering genomics company. We also added to Myriad Genetics, which has several promising drugs under development, including one aimed at the prevention and treatment of prostate, colon and other cancers.

Q. With so much volatility in the sector, how are you approaching biotech companies?

A. Most of the portfolio's biotech companies are engaged in trying to capitalize on the trove of new knowledge revealed by the mapping of the human genome. This enormously important project could change health care dramatically through the development of safer, more effective new drugs and innovative methods of delivery. Most drugs today are "one-size-fits-all" products resulting in the same few remedies for a particular ailment. But cutting-edge biotech research aims at custom-fitting treatments to suit an individual's genes, proteins and antibodies.

      Biotech is also an area where, although we continue to be very selective, it's important to maintain wide exposure. This broad-based approach is essential; with so much of the science brand-new and evolving, there is no way of knowing today which companies will emerge as tomorrow's success stories. Therefore, we have invested in a cross-section of the dozens of companies now pursuing ground-breaking ideas for drugs and other therapies.


                                                                               7
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Pioneer Global Health Care Fund

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PORTFOLIO MANAGEMENT DISCUSSION 2/28/01                              (continued)
--------------------------------------------------------------------------------

Q.    Please give us your outlook for the global health care industry.

A. Health care is one of the most global of all industries. Novartis, Aventis and GlaxoSmithKline in Europe and Merck and Pfizer in the United States all market their products in every corner of the world. But with more than half of the world's health care consumption taking place in the United States, a great deal depends on the future direction of the U.S. economy. We currently believe that a recession can be avoided and that an economic recovery is not far off. Under those conditions, investors may soon be willing to take more aggressive postures, first in cyclical sectors and then in technology-related areas like biotech. But a hard landing or recession here would leave investors uneasy, and capital would be more likely to flow into large pharmaceutical companies.

      Looking out further, the prospects for health care companies around the world appear very positive. Aging and more affluent populations tend to spend huge sums on health care. For many intractable diseases - Alzheimer's, diabetes, Parkinson's disease, asthma and others - effective treatments and preventive therapies still await development, whether by way of conventional pharmaceuticals or through genetics-based innovations. In addition, a trend to consolidation is creating more efficient and more profitable businesses throughout the health care world.


8
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Pioneer Global Health Care Fund

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SCHEDULE OF INVESTMENTS 2/28/01 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
              COMMON STOCKS - 100.0%
              Basic Materials - 2.3%
              Chemicals (Diversified) - 2.3%
       300    Aventis SA                                              $   24,278
                                                                      ----------
              Total Basic Materials                                   $   24,278
                                                                      ----------
              Consumer Staples - 0.7%
              Distributors (Food & Health) - 0.7%
        70    Cardinal Health, Inc.                                   $    7,105
                                                                      ----------
              Total Consumer Staples                                  $    7,105
                                                                      ----------
              Health Care - 97.0%
              Biotechnology - 36.0%
       300    Amgen, Inc. *                                           $   21,619
       400    Applera Corp.- Celera Genomics Group *                      17,400
       500    Biogen, Inc. *                                              35,781
       600    Cubist Pharmaceuticals, Inc. *                              17,850
       100    CyBio AG *                                                   6,728
       700    Curagen Corp. *                                             19,469
       600    Emisphere Technologies, Inc. *                              14,100
       250    Genzyme Corp. *                                             21,984
       800    Gilead Sciences, Inc. *                                     29,900
       800    Human Genome Sciences, Inc. *                               43,950
       800    ImClone Systems, Inc. *                                     28,300
       500    Myriad Genetics, Inc. *                                     27,688
       400    Oxford GlycoSciences Plc *                                   8,044
       800    OSI Pharmaceuticals, Inc. *                                 34,900
       200    Pharmacia Corp.                                             10,340
     2,200    Scios, Inc. *                                               38,638
                                                                      ----------
                                                                      $  376,691
                                                                      ----------
              Health Care (Diversified) - 20.9%
       700    Abbott Laboratories                                     $   34,293
       800    American Home Products Corp.                                49,416
       600    Bristol-Myers Squibb Co.                                    38,046
       600    Biovail Corp Intl. *                                        27,690
       500    Elan Corp. Plc (A.D.R.) *                                   27,480
       600    IVAX Corp. *                                                22,500
       300    Teva Pharmaceutical Industries Ltd. (A.D.R.)                19,125
                                                                      ----------
                                                                      $  218,550
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.  9

Pioneer Global Health Care Fund

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SCHEDULE OF INVESTMENTS 2/28/01 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
              Health Care (Drugs/Major
              Pharmaceuticals) - 26.1%
     4,000    Alteon Inc. *                                           $   17,400
       200    Altana AG                                                   29,587
       400    AstraZeneca Plc                                             18,156
     1,000    CSL Limited                                                 19,105
       300    Eli Lilly & Co.                                             23,838
       400    GlaxoSmithKline Plc *                                       11,065
       400    Merck & Co., Inc.                                           32,080
        15    Novartis AG                                                 25,387
     1,200    Pfizer, Inc.                                                54,000
       500    Sanofi-Synthelabo SA *                                      27,190
       300    Schering AG                                                 15,374
                                                                      ----------
                                                                      $  273,182
                                                                      ----------
              Health Care (Drugs-Generic & Other) - 1.5%
       400    Alza Corp. *                                            $   15,820
                                                                      ----------
              Health Care (Managed Care) - 2.2%
       400    United Health Group, Inc.                               $   23,692
                                                                      ----------
              Health Care (Medical Products/Supplies) - 9.5%
       250    Applera Corp. - Applied Biosystems Group                $   17,275
       300    Andrx Group *                                               17,180
       400    Baxter International, Inc.                                  36,836
       300    Gehe AG *                                                   10,922
       600    Visible Genetics, Inc. *                                    17,775
                                                                      ----------
                                                                      $   99,988
                                                                      ----------
              Health Care (Specialized Services) - 0.8%
       100    Fresenius Medical Care AG *                             $    8,128
                                                                      ----------
              Total Health Care                                       $1,016,051
                                                                      ----------
              TOTAL COMMON STOCKS - 100.0%
              (Cost $1,076,406) (a) (b)                               $1,047,434
                                                                      ----------


10 The accompanying notes are an integral part of these financial statements.
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Pioneer Global Health Care Fund

*     Non-income producing security.

(a) At February 28, 2001, the net unrealized loss on investments based on cost for federal income tax purposes of $1,076,684 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                        $ 24,970

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                         (54,220)
                                                                       --------

      Net unrealized loss                                              $(29,250)
                                                                       ========

(b) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

      United States                                                        71.7%
      Germany                                                               6.8
      France                                                                4.9
      Canada                                                                4.4
      United Kingdom                                                        3.6
      Ireland                                                               2.6
      Switzerland                                                           2.4
      Israel                                                                1.8
      Australia                                                             1.8
                                                                          -----
                                                                          100.0%

Purchases and sales of securities (excluding temporary cash investments) for the period ending February 28, 2001, aggregated $1,213,165 and $133,253, respectively.


   The accompanying notes are an integral part of these financial statements. 11
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Pioneer Global Health Care Fund

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BALANCE SHEET 2/28/01 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $1,076,406)               $1,047,434
  Cash                                                                  226,807
  Receivables -
    Fund shares sold                                                     23,584
    Forward foreign currency contracts - net                                  6
    Dividends, interest and foreign taxes withheld                          498
  Due from Pioneer Investment Management, Inc.                           23,879
                                                                     ----------
      Total assets                                                   $1,322,208
                                                                     ----------

LIABILITIES:
  Payables -
    Investment securities purchased                                  $  118,393
  Due to affiliates                                                       3,682
  Accrued expenses                                                       19,422
  Other                                                                     200
                                                                     ----------
      Total liabilities                                              $  141,697
                                                                     ----------

NET ASSETS:
  Paid-in capital                                                    $1,212,910
  Accumulated net investment loss                                          (455)
  Accumulated net realized loss on investments
    and foreign currency transactions                                    (2,973)
  Net unrealized loss on investments                                    (28,972)
  Net unrealized gain on forward foreign currency
    contracts and assets and liabilities denominated
    in foreign currencies                                                     1
                                                                     ----------
      Total net assets                                               $1,180,511
                                                                     ==========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $702,729/74,985 shares)                          $     9.37
                                                                     ==========
  Class B (based on $368,755/39,377 shares)                          $     9.36
                                                                     ==========
  Class C (based on $109,027/11,627 shares)                          $     9.38
                                                                     ==========

MAXIMUM OFFERING PRICE:
  Class A                                                            $     9.94
                                                                     ==========


12 The accompanying notes are an integral part of these financial statements.
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Pioneer Global Health Care Fund

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STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Period from 12/29/00 (Commencement of Operations) to 2/28/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $21)   $    545
  Interest                                              1,182
                                                     --------
      Total investment income                                          $  1,727
                                                                       --------
EXPENSES:
  Management fees                                    $  1,143
  Transfer agent fees
    Class A                                               570
    Class B                                               399
    Class C                                               114
  Distribution fees
    Class A                                               156
    Class B                                               359
    Class C                                               159
  Administrative fees                                   4,902
  Custodian fees                                        2,679
  Registration fees                                     7,809
  Professional fees                                     7,224
  Printing                                                627
  Fees and expenses of nonaffiliated trustees           1,083
                                                     --------
      Total expenses                                                   $ 27,224
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management, Inc.               (25,042)
                                                                       --------
      Net expenses                                                     $  2,182
                                                                       --------
        Net investment loss                                            $   (455)
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                      $ (3,506)
    Forward foreign currency contracts and other
      assets and liabilities denominated in foreign
      currencies                                          533          $ (2,973)
                                                     --------          --------
  Net unrealized gain (loss) from:
    Investments                                       (28,972)
    Forward foreign currency contracts and assets
      and liabilities denominated in foreign
      currencies                                            1          $(28,971)
                                                     --------          --------
    Net loss on investments and foreign currency
      transactions                                                     $(31,944)
                                                                       --------
    Net decrease in net assets resulting from operations               $(32,399)
                                                                       ========


   The accompanying notes are an integral part of these financial statements. 13
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Pioneer Global Health Care Fund

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STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Period from 12/29/00 (Commencement of Operations) to 2/28/01

                                                                            12/29/00 to
                                                                              2/28/01
                                                                            (unaudited)
FROM OPERATIONS:
Net investment loss                                                         $     (455)
Net realized loss on investments and foreign currency transactions              (2,973)
Net unrealized loss on investments and
  foreign currency transactions                                                (28,971)
                                                                            ----------
  Net decrease in net assets resulting from operations                         (32,399)
                                                                            ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            $  942,639
Cost of shares repurchased                                                     (29,729)
                                                                            ----------
  Net increase in net assets resulting from fund share transactions         $  912,910
                                                                            ----------
  Net increase in net assets                                                $  880,511
NET ASSETS:
Beginning of period (initial capitalization - 30,000 shares)                   300,000
                                                                            ----------
End of period (including accumulated net investment loss of $455)           $1,180,511
                                                                            ==========
                                                               '01 Shares    '01 Amount
                                                               (unaudited)   (unaudited)
CLASS A*
Shares sold                                                      67,358       $640,967
Less shares repurchased                                          (2,373)       (22,229)
                                                                 ------       --------
   Net increase                                                  64,985       $618,738
                                                                 ======       ========

CLASS B*
Shares sold                                                      30,159       $286,156
Less shares repurchased                                            (782)        (7,500)
                                                                 ------       --------
   Net increase                                                  29,377       $278,656
                                                                 ======       ========

CLASS C*
Shares sold                                                       1,627       $ 15,516
                                                                 ------       --------
   Net increase                                                   1,627       $ 15,516
                                                                 ======       ========


*     Fund shares were first publicly offered on January 2, 2001.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Global Health Care Fund

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 12/29/00 to
                                                                   2/28/01
                                                                 (unaudited)
CLASS A(a)
Net asset value, beginning of period                               $ 10.00
                                                                   -------
Decrease from investment operations:
  Net investment loss                                              $ (0.00)(b)
  Net realized and unrealized loss on investments
    and foreign currency transactions                                (0.63)
                                                                   -------
  Net decrease from investment operations                          $ (0.63)
                                                                   -------
Net decrease in net asset value                                    $ (0.63)
                                                                   -------
Net asset value, end of period                                     $  9.37
                                                                   =======
Total return*                                                        (6.30)%
Ratio of net expenses to average net assets                           1.70%**
Ratio of net investment loss to average net assets                   (0.18)%**
Portfolio turnover rate                                                 23%
Net assets, end of period (in thousands)                           $   703
Ratios assuming no waiver of management
  fees and assumption of expenses by PIM:
    Net expenses                                                     22.22%**
    Net investment loss                                             (20.70)%**

(a)   Class A shares were first publicly offered on January 2, 2001.

(b)   Amount rounds to less than one cent per share.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Global Health Care Fund

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 12/29/00 to
                                                                   2/28/01
                                                                 (unaudited)
CLASS B(a)
Net asset value, beginning of period                               $ 10.00
                                                                   -------
Decrease from investment operations:
  Net investment loss                                              $ (0.01)
  Net realized and unrealized loss on investments
    and foreign currency transactions                                (0.63)
                                                                   -------
  Net decrease from investment operations                          $ (0.64)
                                                                   -------
Net decrease in net asset value                                    $ (0.64)
                                                                   -------
Net asset value, end of period                                     $  9.36
                                                                   =======
Total return*                                                        (6.40)%
Ratio of net expenses to average net assets                           2.36%**
Ratio of net investment loss to average net assets                   (0.85)%**
Portfolio turnover rate                                                 23%
Net assets, end of period (in thousands)                           $   369
Ratios assuming no waiver of management
  fees and assumption of expenses by PIM:
    Net expenses                                                     23.84%**
    Net investment loss                                             (22.33)%**

(a)   Class B shares were first publicly offered on January 2, 2001.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.


16 The accompanying notes are an integral part of these financial statements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 12/29/00 to
                                                                   2/28/01
                                                                 (unaudited)
CLASS C(a)
Net asset value, beginning of period                               $ 10.00
                                                                   -------
Decrease from investment operations:
  Net investment loss                                              $ (0.00)(b)
  Net realized and unrealized loss on investments
    and foreign currency transactions                                (0.62)
                                                                   -------
Net decrease from investment operations                            $ (0.62)
                                                                   -------
Net decrease in net asset value                                    $ (0.62)
                                                                   -------
Net asset value, end of period                                     $  9.38
                                                                   =======
Total return*                                                        (6.20)%
Ratio of net expenses to average net assets                           1.41%**
Ratio of net investment loss to average net assets                   (0.16)%**
Portfolio turnover rate                                                 23%
Net assets, end of period (in thousands)                           $   109
Ratios assuming no waiver of management
  fees and assumption of expenses by PIM:
    Net expenses                                                     26.64%**
    Net investment loss                                             (25.39)%**

(a)   Class C shares were first publicly offered on January 2, 2001.

(b)   Amount rounds to less than one cent per share.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.


   The accompanying notes are an integral part of these financial statements. 17

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/01 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Health Care Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc.
(PFD). The investment objective of the Fund is to seek capital growth by investing primarily in common stocks of U.S. and non-U.S. issuers in the health care industry.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Fund shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the

Pioneer Global Health Care Fund

      last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

      By investing primarily in health care companies, the fund has the risks associated with concentrating its investments in industries that comprise the health care sector. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its non-U.S. investments in any one region. The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

B.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/01 (unaudited)                    (continued)
--------------------------------------------------------------------------------

C.    Forward Foreign Currency Contracts

      The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      As of February 28, 2001 the Fund had no outstanding portfolio hedges. The Fund's gross forward foreign currency settlement contracts receivable and payable were $9,707 and $9,701, respectively, resulting in a net receivable of $6.

D.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E.    Fund Shares

      The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano)

Pioneer Global Health Care Fund

      earned no underwriting commissions during the period ended February 28, 2001.

F.    Class Allocations

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment advisor, manages the Fund's portfolio and is a majority owned subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and, if necessary to limit other operating expenses of the Fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2001, $2,277 was payable to PIM related to management fees, administrative fees and certain other services.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/01 (unaudited)                    (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $983 in transfer agent fees payable to PIMSS at February 28, 2001.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $422 in distribution fees payable to PFD at February 28, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2001 no CDSCs were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements that may result in a reduction in the Fund's total expenses. For the period ended February 28, 2001, the Fund's expenses were not reduced under such arrangements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Officers
John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Plans

Individual Retirement Account (IRA)

An IRA is a tax-favored account that allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) IRA Plan

Businesses with 100 or fewer eligible employees can establish a plan; it resembles a traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distri butions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

                            This page for your notes.

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information. Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.          1043-00-0401
60 State Street                          (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer Mutual Funds
www.pioneerfunds.com                  [logo] Printed on Recycled Paper


30